Leases (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
Right-of-use assets, net	$ 32,310	$ 1,232,323
Operating lease liabilities - current	36,438	163,343
Operating lease liabilities - non-current	0	1,073,205
Total operating lease liabilities	$ 36,438	$ 1,236,548